Selected Statements of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Numerator for basic net income (loss) per Ordinary Share	$ (2,415)	$ 2,901	$ 1,915
Effect of dilutive securities:
Share-based compensation granted
Numerator for dilutive net income (loss) per Ordinary Share	$ (2,415)	$ 2,901	$ 1,915
Denominator:
Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,630,793	12,039,176	10,406,897
Share-based compensation granted		$ 312,390	$ 372,650
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,630,793	12,351,566	10,779,547